BattleShares™ TSLA vs F ETF
Schedule of Investments
September 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(a)	69,268	$69,268

TOTAL SHORT-TERM INVESTMENTS (Cost $69,268)		69,268

TOTAL INVESTMENTS - 6.1% (Cost $69,268)		$69,268
Other Assets in Excess of Liabilities - 93.9%		1,065,81
TOTAL NET ASSETS - 100.0%		$1,135,083

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.

BattleShares™ TSLA vs F ETF
Schedule of Total Return Swaps Contracts
September 30, 2025 (Unaudited)

SWAP - TOTAL RETURN - 33.3%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Ford Motor Co.	Marex Capital Markets, Inc.	Pay	OBFR+(2.00)%	Monthly	09/11/28	$(1,132,158)	$(22,848)
Tesla, Inc.	Marex Capital Markets, Inc.	Receive	OBFR+4.00%	Monthly	09/11/28	2,267,183	377,454
							354,606

Net Unrealized Appreciation (Depreciation)							$354,606

Percentages are stated as a percent of net assets.

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2025.

OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.